AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 17, 2011

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

   PRE-EFFECTIVE AMENDMENT NO.                                               |_|
   POST-EFFECTIVE AMENDMENT NO. 77                                           |X|

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |_|

   AMENDMENT NO. 77                                                          |X|

                        (Check appropriate box or boxes.)

           TOUCHSTONE STRATEGIC TRUST FILE NOS. 811-3651 AND 002-80859
               (Exact Name of Registrant as Specified in Charter)

                303 BROADWAY, SUITE 1100, CINCINNATI, OHIO 45202
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (513) 878-4066

                                JILL T. MCGRUDER
                            303 BROADWAY, SUITE 1100
                             CINCINNATI, OHIO 45202
                     (Name and Address of Agent for Service)

                                  With Copy To:

                               JOHN M. FORD, ESQ.
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                             PHILADELPHIA, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

|X|   immediately upon filing pursuant to paragraph (b)
|_|   on _________________ pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a) (1)
|_|   on (date) pursuant to paragraph (a) (1)
|_|   75 days after filing pursuant to paragraph (a) (2)
|_|   on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 77 to Registration Statement No. 002-80859 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 17th day of August, 2011.


                                   TOUCHSTONE STRATEGIC TRUST

                                   By: /s/ Jill T. McGruder
                                       -----------------------------------------
                                       Jill T. McGruder
                                       President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


/s/ Jill T. McGruder
-----------------------------------
Jill T. McGruder                     Trustee & President         August 17, 2011

/s/ Terrie A. Wiedenheft
-----------------------------------
Terrie A. Wiedenheft                 Controller, Treasurer       August 17, 2011
                                     and Principal Financial
                                     Officer

*
-----------------------------------
Phillip R. Cox                       Trustee                     August 17, 2011

*
-----------------------------------
H. Jerome Lerner                     Trustee                     August 17, 2011

*
-----------------------------------
Donald C. Siekmann                   Trustee                     August 17, 2011

*
-----------------------------------
Susan J. Hickenlooper                Trustee                     August 17, 2011


*
-----------------------------------
John P. Zanotti                      Trustee                     August 17, 2011



By: /s/ Jay S. Fitton
    -------------------------------
    Jay S. Fitton
    *Attorney-in-Fact
    August 17, 2011